Vessels, net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Vessels

The amounts in the accompanying Consolidated Balance Sheets are analyzed as follows:

	Vessel	Accumulated	Net Book
	Cost	Depreciation	Value

Balance January 1, 2022	$148,175	$(28,451)	$119,724

BWTS installation	561	—	561
Depreciation	—	(6,100)	(6,100)
Balance December 31, 2022	$148,736	$(34,551)	$114,185

Balance January 1, 2023	$148,736	$(34,551)	$114,185

Vessel acquicition - Konkar Ormi	28,500	—	28,500
Sale of Vessel - Pyxis Malou	(25,625)	9,519	(16,106)
Sale of Vessel - Pyxis Epsilon	(33,198)	10,505	(22,693)
Vessel additions	77	—	77
BWTS installation	813	—	813
Depreciation	—	(5,503)	(5,503)
Balance December 31, 2023	$119,303	$(20,030)	$99,273